FAIR VALUE OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES, AND RISK MANAGEMENT - Working capital and going concern assessment (Details) R in Millions, $ in Millions		1 Months Ended		6 Months Ended	12 Months Ended
	Jan. 01, 2018 item	Mar. 31, 2018 USD ($)	Mar. 31, 2018 ZAR (R)	Dec. 31, 2017 USD ($) R / $	Dec. 31, 2017 ZAR (R) item	Dec. 31, 2016 ZAR (R)	Dec. 31, 2015 ZAR (R)	Dec. 31, 2017 ZAR (R)	Feb. 15, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 ZAR (R)	Aug. 24, 2015 USD ($)
Working capital and going concern assessment
Profit or loss					R (4,433.1)	R 3,042.7	R 538.2
Working capital					3,566.7	1,446.6
Cash from operating activities					R 2,740.7	4,405.5	R 3,515.3
Exchange rate	11.68			13.41	13.31
Undrawn borrowing facilities						4,523.0		R 4,123.8			R 6,746.4
Number of bank coordinators | item					8
Borrowings						8,973.8		R 25,649.5			3,803.6
Amount of additional borrowings available		$ 250.0	R 3,000.0
Actual leverage ratio				2.6				2.6
Leverage ratio maximum per covenant for the first specified period					3.5
Leverage ratio maximum per covenant for the second specified period					2.5
Leverage ratio targeted maximum					1.0
US$350 million revolving credit facility
Working capital and going concern assessment
Notional amount | $				$ 350.0					$ 350.0	$ 300.0		$ 300.0
Borrowings				92.0		1,369.0		R 1,137.1
US$600 million revolving credit facility
Working capital and going concern assessment
Notional amount | $				$ 600.0
Committed Facilities Undrawn [Member]
Working capital and going concern assessment
Undrawn borrowing facilities						R 4,322.5		R 3,652.5			R 6,198.4